Offerings - Offering: 1	Oct. 16, 2026 USD ($)
Offering:
Fee Previously Paid	true
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Maximum Aggregate Offering Price	$ 250,000.00
Amount of Registration Fee	$ 21.75
Offering Note	The maximum aggregate amount of the securities to which the amended prospectus relates is $250,000.00. The fee of $21.7500 was previously paid - Accession No. 0001104659-26-115889.